Goodwill, transmission system rights and other intangible assets and liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Components of intangible assets
Gross balance at the end of the period	$ 675,330	$ 145,462
Foreign currency translation adjustment	(877)
Less: accumulated amortization	(90,179)	(57,000)
Net balance at the end of the period	584,274	88,462		597,633
Gross balances at the end of the period	(73,394)
Foreign currency translation adjustment	248
Less: accumulated amortization	1,371
Net balance at the end of the period	(71,775)			(46,811)
Amortization of intangible assets	38,964	28,721	29,723
Transmission system rights
Components of intangible assets
Gross balance at the end of the period	231,669	231,669
Less: accumulated amortization	(51,387)	(43,535)		(53,350)
Net balance at the end of the period	180,282	188,134
Gross balances at the end of the period	0
Less: accumulated amortization	0
Net balance at the end of the period	0
Amortization of intangible assets	7,852	7,849	7,849
Power Purchase Agreements
Components of intangible assets
Gross balance at the end of the period	639,699	110,470
Foreign currency translation adjustment	(877)
Less: accumulated amortization	(63,908)	(39,190)
Net balance at the end of the period	574,914	71,280
Gross balances at the end of the period	(35,288)
Foreign currency translation adjustment	127
Less: accumulated amortization	398
Net balance at the end of the period	(34,763)
Amortization of intangible assets	24,021	12,411	12,406
Fuel Supply Agreements
Components of intangible assets
Gross balance at the end of the period	33,845	33,845
Less: accumulated amortization	(26,271)	(17,810)
Net balance at the end of the period	7,574	16,035
Gross balances at the end of the period	(38,106)
Foreign currency translation adjustment	121
Less: accumulated amortization	973
Net balance at the end of the period	(37,012)
Amortization of intangible assets	7,091	8,461	9,468
Development Costs
Components of intangible assets
Gross balance at the end of the period	1,786	1,147
Net balance at the end of the period	1,786	1,147
Gross balances at the end of the period	0
Less: accumulated amortization	0
Net balance at the end of the period	$ 0